Introduction and overview of Group's risk management - Credit risk (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	$ 872,693	$ 825,703
Credit risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum exposure to credit risk	872,693	825,703
Derivative financial instrument assets (note 18) | Credit risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum exposure to credit risk	29,410	2,105
Trade receivables | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(16,339)	(21,205)	$ (25,365)	$ (31,063)
Trade receivables | Credit risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum exposure to credit risk	220,893	212,323
Cash and cash equivalents and other receivables [member] | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets		0
Other receivables | Credit risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum exposure to credit risk	44,434	317,452
Cash and Cash Equivalents | Credit risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum exposure to credit risk	$ 577,956	$ 293,823